Paragon Option Agreements (Tables)	9 Months Ended
Sep. 30, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of expenses related to development costs	The following is a summary of expenses related to the development costs and license fees related to the Paragon Option Agreements recorded within the condensed consolidated statement of operations for the periods presented (in thousands):

	Three Months Ended September 30, 2025	Nine Months Ended September 30, 2025	Period from September 19, 2024 (Inception) Through September 30, 2024
Research and development expense	$6,184	$19,217	$2,473
General and administrative expense	89	569	90
	$6,273	$19,786	$2,563